THE UNION CENTRAL LIFE INSURANCE COMPANY

("Union Central")

CARILLON LIFE ACCOUNT

("Separate Account")

Supplement to

Excel Executive Edge VUL

Prospectus Dated November 5, 2007

Supplement Dated October 21, 2008

Effective October 1, 2008, the PORTFOLIO COMPANY OPERATING EXPENSES chart in the prospectus is revised for the Seligman portfolio listed below.

• Subaccount’s underlying Portfolio Name *	Management Fees	12b-1 Fees**	Other Fees	Acquired Fund Fees and Expenses	Total Portfolio Fees	Waivers and Reductions	Total Expenses after Waivers and Reductions, if any
SELIGMAN, Class 2
Smaller-Cap Value	1.00%	0.25%	0.14%	-	1.39%	-	1.39%

*	Short cites are used in this list. The "Investment Options" section uses complete Portfolio names.

**   Portfolios pay 12b-1 fees to us pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares. Some portfolios may also pay 0.05 to 0.25 percent of annual portfolio assets for our providing shareholder support and marketing services.

Effective May 1, 2008, the PORTFOLIO COMPANY OPERATING EXPENSES chart in each prospectus is revised for The Universal Institutional Funds, Inc. ("UIF") portfolios listed below.

• Subaccount’s underlying Portfolio Name *	Management Fees	12b-1 Fees**	Other Fees	Acquired Fund Fees and Expenses	Total Portfolio Fees	Waivers and Reductions	Total Expenses after Waivers and Reductions, if any
UIF, Class I
Core Plus Fixed Income	0.38%	-	0.27%	0.02%(1)	0.67%	-	0.67%
Emerging Markets Equity	1.21%	-	0.37%	0.02%(1)	1.60%	-	1.60%

UIF (1) The Portfolio may invest a portion of its assets in other investment companies (the "Acquired Funds"). The Portfolio's shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Portfolio invests. Actual Acquired Fund expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired Funds and with other events that directly affect the expenses of the Acquired Funds. Since "Acquired Fund Fees and Expenses" are not directly borne by the Portfolio, they are not reflected in the Portfolio's financial statements, with the result that the information presented in the table will differ from that presented in the Financial Highlights section of the Portfolio prospectus.

*	Short cites are used in this list. The "Investment Options" section uses complete Portfolio names.

**   Portfolios pay 12b-1 fees to us pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares. Some portfolios may also pay 0.05 to 0.25 percent of annual portfolio assets for our providing shareholder support and marketing services.

All other provisions of your prospectus remain as stated in your Policy and prospectus, as previously amended.

Please see the respective fund prospectuses for more information about the portfolios.

Please retain this Supplement with the current prospectus for your variable Policy issued by

The Union Central Life Insurance Company.

If you do not have a current prospectus, please contact Union Central at 1-800-825-1551.

IN1261 10/08

APPENDIX B--ILLUSTRATIONS

We prepared the following tables to illustrate hypothetically how certain values under a policy may change with investment performance over an extended period of time. The tables illustrate how account values, cash surrender values and death benefits under a policy covering an insured of a given age on the issue date, would vary over time if planned periodic premiums were paid annually and the return on the assets in each of the portfolios were an assumed uniform gross annual rate of 0%, 6% and 12%. The values would be different from those shown if the returns averaged 0%, 6% or 12% but fluctuated over and under those averages throughout the years shown. The hypothetical investment rates of return are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return for a particular policy may be more or less than the hypothetical investment rates of return and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. These illustrations assume that net premiums are allocated equally among the subaccounts available under the policy, and that no amounts are allocated to the guaranteed account.

The illustrations reflect the fact that the net investment return on the assets held in the subaccounts is lower than the gross after-tax return of the selected portfolios. The tables assume an average annual expense ratio of 0.878% of the average daily net assets of the portfolios available under the policies. This average annual expense ratio is based on a simple arithmetic average of the expense ratios of each of the portfolios for the last fiscal year; the expense ratios are determined after deducting contractual waivers and reimbursements in effect through April 30, 2009. For information on the portfolios' expenses, see the prospectuses for the portfolios.

In addition, the illustrations reflect the daily charge to the separate account for assuming mortality and expense risks, which is equal on an annual basis to 0.75% during the first ten policy years, and 0.25% thereafter. After deduction of gross portfolio expenses and the mortality and expense risk charge, the illustrated gross annual investment rates of return of 0%, 6% and 12% would correspond to approximate net annual rates of -1.61%, 4.29%, and 10.19%, respectively, during the first ten policy years, and -1.12%, 4.81%, and 10.74%, respectively, thereafter.

The illustrations also reflect the deduction of the applicable premium expense charge, and the monthly deduction, including the monthly cost of insurance charge for the hypothetical insured. Union Central's current cost of insurance charges, and the higher guaranteed maximum cost of insurance charges that Union Central has the contractual right to charge, are reflected in separate illustrations on each of the following pages. All the illustrations reflect the fact that no charges for federal or state income taxes are currently made against the separate account and assume no policy debt or charges for supplemental and/or rider benefits.

The illustrations are based on Union Central's sex distinct standard non-tobacco rates. By contacting us or your agent, and free of charge, owner(s) will be furnished with a comparable illustration based upon the proposed insured's individual circumstances. Such illustrations may assume different hypothetical rates of return than those illustrated in the following tables.

IN1261 10/08	B - 1

THE UNION CENTRAL LIFE INSURANCE COMPANY
VARIABLE UNIVERSAL LIFE INSURANCE
MALE ISSUE AGE: 36 STANDARD NONTOBACCO VARIABLE INVESTMENT			EXECUTIVE EDGE $3,500 ANNUAL PREMIUM USING CURRENT CHARGES			$ 300,000 BASE DEATH BENEFIT OPTION A CASH VALUE ACCUMULATION TEST
	DEATH BENEFIT			ACCOUNT VALUE			CASH SURRENDER VALUE
END OF YEAR	Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of
	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross
1	300,000	300,000	300,000	3,247	3,062	2,877	2,617	2,432	2,247
2	300,000	300,000	300,000	6,753	6,185	5,640	6,123	5,555	5,009
3	300,000	300,000	300,000	10,527	9,355	8,272	9,897	8,725	7,642
4	300,000	300,000	300,000	14,614	12,589	10,791	13,984	11,958	10,160
5	300,000	300,000	300,000	19,056	15,899	13,207	18,426	15,269	12,576
6	300,000	300,000	300,000	23,876	19,275	15,507	23,308	18,708	14,940
7	300,000	300,000	300,000	29,119	22,726	17,699	28,615	22,222	17,195
8	300,000	300,000	300,000	34,843	26,268	19,796	34,402	25,827	19,355
9	300,000	300,000	300,000	41,129	29,932	21,827	40,751	29,554	21,449
10	300,000	300,000	300,000	48,027	33,717	23,783	47,712	33,401	23,468
15	300,000	300,000	300,000	97,439	56,687	33,829	97,439	56,687	33,829
20	407,066	300,000	300,000	181,342	87,161	44,349	181,342	87,161	44,349
25	615,968	300,000	300,000	317,011	124,322	52,257	317,011	124,322	52,257
30	909,616	300,000	300,000	534,446	169,801	56,317	534,446	169,801	56,317
35	1,332,745	341,487	300,000	880,554	225,623	54,577	880,554	225,623	54,577
40	1,955,081	399,910	300,000	1,428,411	292,180	43,527	1,428,411	292,180	43,527
45	2,892,003	468,226	300,000	2,290,605	370,858	15,899	2,290,605	370,858	15,899
50	4,311,127	548,643	0	3,642,970	463,612	0	3,642,970	463,612	0
55	6,497,794	646,289	0	5,759,843	572,891	0	5,759,843	572,891	0
60	9,805,179	758,605	0	9,123,558	705,870	0	9,123,558	705,870	0
Age 100	13,704,867	864,632	0	13,439,570	847,894	0	13,439,570	847,894	0

Notes concerning this illustration:

(1)	Assumes that no policy loans have been made.
(2)

Current values reflect applicable Premium Expense Charges, current cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term Rider, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3)	Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
(4)	Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
(5)

The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of

-1.61%, 4.29%, and 10.19%, respectively, during the first ten policy years, and -1.12%, 4.81%, and 10.74% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

IN1261 10/08	B - 2

THE UNION CENTRAL LIFE INSURANCE COMPANY
VARIABLE UNIVERSAL LIFE INSURANCE
MALE ISSUE AGE: 36 STANDARD NONTOBACCO VARIABLE INVESTMENT			EXECUTIVE EDGE $3,500 ANNUAL PREMIUM USING GUARANTEED CHARGES			$ 300,000 BASE DEATH BENEFIT OPTION A CASH VALUE ACCUMULATION TEST
	DEATH BENEFIT			ACCOUNT VALUE			CASH SURRENDER VALUE
END OF YEAR	Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of
	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross
1	300,000	300,000	300,000	2,718	2,551	2,385	2,088	1,921	1,754
2	300,000	300,000	300,000	5,848	5,342	4,857	5,218	4,712	4,226
3	300,000	300,000	300,000	9,227	8,184	7,222	8,597	7,554	6,591
4	300,000	300,000	300,000	12,889	11,087	9,488	12,259	10,457	8,857
5	300,000	300,000	300,000	16,862	14,051	11,654	16,231	13,420	11,023
6	300,000	300,000	300,000	21,168	17,070	13,713	20,601	16,503	13,146
7	300,000	300,000	300,000	25,834	20,136	15,656	25,330	19,632	15,152
8	300,000	300,000	300,000	30,901	23,256	17,489	30,460	22,815	17,047
9	300,000	300,000	300,000	36,439	26,459	19,236	36,061	26,081	18,858
10	300,000	300,000	300,000	42,490	29,737	20,889	42,175	29,422	20,574
15	300,000	300,000	300,000	86,241	49,875	29,521	86,241	49,875	29,521
20	354,232	300,000	300,000	157,805	72,707	34,748	157,805	72,707	34,748
25	524,876	300,000	300,000	270,130	97,423	34,397	270,130	97,423	34,397
30	751,519	300,000	300,000	441,556	122,641	24,514	441,556	122,641	24,514
35	1,055,714	300,000	0	697,518	145,869	0	697,518	145,869	0
40	1,464,835	300,000	0	1,070,230	161,842	0	1,070,230	161,842	0
45	2,020,464	300,000	0	1,600,304	157,357	0	1,600,304	157,357	0
50	2,775,067	300,000	0	2,344,975	86,922	0	2,344,975	86,922	0
55	3,810,719	0	0	3,377,937	0	0	3,377,937	0	0
60	5,241,254	0	0	4,876,901	0	0	4,876,901	0	0
Age 100	6,769,255	0	0	6,638,216	0	0	6,638,216	0	0

Notes concerning this illustration:

(1)	Assumes that no policy loans have been made.
(2)

Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term rider, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3)	Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
(4)	Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
(5)

The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of

-1.61%, 4.29%, and 10.19%, respectively, during the first ten policy years, and -1.12%, 4.81%, and 10.74% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

IN1261 10/08	B - 3

THE UNION CENTRAL LIFE INSURANCE COMPANY
VARIABLE UNIVERSAL LIFE INSURANCE
MALE ISSUE AGE: 36 STANDARD NONTOBACCO VARIABLE INVESTMENT			EXECUTIVE EDGE $3,500 ANNUAL PREMIUM USING CURRENT CHARGES			$ 300,000 BASE DEATH BENEFIT OPTION B CASH VALUE ACCUMULATION TEST
	DEATH BENEFIT			ACCOUNT VALUE			CASH SURRENDER VALUE
END OF YEAR	Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of
	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross
1	303,242	303,057	302,873	3,242	3,057	2,873	2,612	2,427	2,242
2	306,672	306,108	305,566	6,672	6,108	5,566	6,042	5,477	4,935
3	310,317	309,158	308,088	10,317	9,158	8,088	9,686	8,528	7,458
4	314,186	312,197	310,432	14,186	12,197	10,432	13,556	11,566	9,802
5	318,314	315,233	312,610	18,314	15,233	12,610	17,684	14,603	11,979
6	322,709	318,252	314,608	22,709	18,252	14,608	22,142	17,684	14,041
7	327,430	321,282	316,460	27,430	21,282	16,460	26,926	20,777	15,956
8	332,498	324,310	318,155	32,498	24,310	18,155	32,057	23,869	17,714
9	338,040	327,428	319,783	38,040	27,428	19,783	37,662	27,050	19,405
10	344,092	330,627	321,334	44,092	30,627	21,334	43,777	30,312	21,019
15	389,249	351,843	330,976	89,249	51,843	30,976	89,249	51,843	30,976
20	465,843	379,841	341,068	165,843	79,841	41,068	165,843	79,841	41,068
25	589,941	412,254	347,992	289,941	112,254	47,992	289,941	112,254	47,992
30	834,455	448,206	350,140	490,285	148,206	50,140	490,285	148,206	50,140
35	1,225,389	485,658	345,177	809,623	185,658	45,177	809,623	185,658	45,177
40	1,800,025	520,491	329,564	1,315,125	220,491	29,564	1,315,125	220,491	29,564
45	2,664,842	544,848	0	2,110,682	244,848	0	2,110,682	244,848	0
50	3,974,533	545,517	0	3,358,542	245,517	0	3,358,542	245,517	0
55	5,992,399	501,451	0	5,311,846	201,451	0	5,311,846	201,451	0
60	9,044,371	385,536	0	8,415,639	85,536	0	8,415,639	85,536	0
Age 100	12,686,659	0	0	12,386,659	0	0	12,386,659	0	0

Notes concerning this illustration:

(1)	Assumes that no policy loans have been made.
(2)

Current values reflect applicable Premium Expense Charges, current cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term Rider, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3)	Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
(4)	Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
(5)

The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of

-1.61%, 4.29%, and 10.19%, respectively, during the first ten policy years, and -1.12%, 4.81%, and 10.74% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

IN1261 10/08	B - 4

THE UNION CENTRAL LIFE INSURANCE COMPANY
VARIABLE UNIVERSAL LIFE INSURANCE
MALE ISSUE AGE: 36 STANDARD NONTOBACCO VARIABLE INVESTMENT			EXECUTIVE EDGE $3,500 ANNUAL PREMIUM USING GUARANTEED CHARGES			$ 300,000 BASE DEATH BENEFIT OPTION B CASH VALUE ACCUMULATION TEST
	DEATH BENEFIT			ACCOUNT VALUE			CASH SURRENDER VALUE
END OF YEAR	Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of
	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross
1	302,713	302,546	302,380	2,713	2,546	2,380	2,082	1,916	1,749
2	305,767	305,264	304,782	5,767	5,264	4,782	5,137	4,634	4,152
3	309,018	307,988	307,038	9,018	7,988	7,038	8,387	7,358	6,408
4	312,465	310,698	309,131	12,465	10,698	9,131	11,835	10,068	8,501
5	316,127	313,391	311,061	16,127	13,391	11,061	15,497	12,760	10,431
6	320,014	316,056	312,822	20,014	16,056	12,822	19,447	15,489	12,255
7	324,163	318,705	314,427	24,163	18,705	14,427	23,659	18,201	13,923
8	328,578	321,315	315,859	28,578	21,315	15,859	28,137	20,874	15,418
9	333,374	323,971	317,203	33,374	23,971	17,203	32,996	23,592	16,825
10	338,577	326,661	318,449	38,577	26,661	18,449	38,262	26,346	18,134
15	377,985	345,004	326,651	77,985	45,004	26,651	77,985	45,004	26,651
20	439,100	364,245	330,943	139,100	64,245	30,943	139,100	64,245	30,943
25	532,898	381,581	328,904	232,898	81,581	28,904	232,898	81,581	28,904
30	675,985	391,644	316,614	375,985	91,644	16,614	375,985	91,644	16,614
35	896,460	384,181	0	592,297	84,181	0	592,297	84,181	0
40	1,247,633	340,068	0	911,539	40,068	0	911,539	40,068	0
45	1,724,709	0	0	1,366,052	0	0	1,366,052	0	0
50	2,372,365	0	0	2,004,685	0	0	2,004,685	0	0
55	3,261,018	0	0	2,890,666	0	0	2,890,666	0	0
60	4,486,897	0	0	4,174,984	0	0	4,174,984	0	0
Age 100	5,505,892	0	0	5,205,892	0	0	5,205,892	0	0

Notes concerning this illustration:

(1)	Assumes that no policy loans have been made.
(2)

Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term rider, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3)	Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
(4)	Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
(5)

The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of

-1.61%, 4.29%, and 10.19%, respectively, during the first ten policy years, and -1.12%, 4.81%, and 10.74% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

IN1261 10/08	B - 5

THE UNION CENTRAL LIFE INSURANCE COMPANY
VARIABLE UNIVERSAL LIFE INSURANCE
MALE ISSUE AGE: 36 STANDARD NONTOBACCO VARIABLE INVESTMENT			EXECUTIVE EDGE $3,500 ANNUAL PREMIUM USING CURRENT CHARGES			$ 300,000 BASE DEATH BENEFIT OPTION A GUIDELINE PREMIUM TEST
	DEATH BENEFIT			ACCOUNT VALUE			CASH SURRENDER VALUE
END OF YEAR	Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of
	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross
1	300,000	300,000	300,000	3,247	3,062	2,877	2,617	2,432	2,247
2	300,000	300,000	300,000	6,753	6,185	5,640	6,123	5,555	5,009
3	300,000	300,000	300,000	10,527	9,355	8,272	9,897	8,725	7,642
4	300,000	300,000	300,000	14,614	12,589	10,791	13,984	11,958	10,160
5	300,000	300,000	300,000	19,056	15,899	13,207	18,426	15,269	12,576
6	300,000	300,000	300,000	23,876	19,275	15,507	23,308	18,708	14,940
7	300,000	300,000	300,000	29,119	22,726	17,699	28,615	22,222	17,195
8	300,000	300,000	300,000	34,843	26,268	19,796	34,402	25,827	19,355
9	300,000	300,000	300,000	41,129	29,932	21,827	40,751	29,554	21,449
10	300,000	300,000	300,000	48,027	33,717	23,783	47,712	33,401	23,468
15	300,000	300,000	300,000	97,453	56,687	33,829	97,453	56,687	33,829
20	300,000	300,000	300,000	182,035	87,161	44,349	182,035	87,161	44,349
25	419,932	300,000	300,000	323,024	124,348	52,257	323,024	124,348	52,257
30	666,886	300,000	300,000	555,739	169,979	56,317	555,739	169,979	56,317
35	1,079,390	300,000	300,000	938,600	227,239	54,577	938,600	227,239	54,577
40	1,651,515	317,592	300,000	1,572,872	302,468	43,527	1,572,872	302,468	43,527
45	2,753,959	418,589	300,000	2,622,818	398,657	15,899	2,622,818	398,657	15,899
50	4,557,051	543,082	0	4,340,048	517,221	0	4,340,048	517,221	0
55	7,477,557	694,313	0	7,121,483	661,250	0	7,121,483	661,250	0
60	11,776,585	847,719	0	11,776,585	847,719	0	11,776,585	847,719	0
Age 100	17,730,316	1,037,881	0	17,730,316	1,037,881	0	17,730,316	1,037,881	0

Notes concerning this illustration:

(1)	Assumes that no policy loans have been made.
(2)

Current values reflect applicable Premium Expense Charges, current cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term Rider, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3)	Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
(4)	Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
(5)

The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of

-1.61%, 4.29%, and 10.19%, respectively, during the first ten policy years, and -1.12%, 4.81%, and 10.74% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

IN1261 10/08	B - 6

THE UNION CENTRAL LIFE INSURANCE COMPANY
VARIABLE UNIVERSAL LIFE INSURANCE
MALE ISSUE AGE: 36 STANDARD NONTOBACCO VARIABLE INVESTMENT			EXECUTIVE EDGE $3,500 ANNUAL PREMIUM USING GUARANTEED CHARGES			$ 300,000 BASE DEATH BENEFIT OPTION A GUIDELINE PREMIUM TEST
	DEATH BENEFIT			ACCOUNT VALUE			CASH SURRENDER VALUE
END OF YEAR	Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of
	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross
1	300,000	300,000	300,000	2,718	2,551	2,385	2,088	1,921	1,754
2	300,000	300,000	300,000	5,848	5,342	4,857	5,218	4,712	4,226
3	300,000	300,000	300,000	9,227	8,184	7,222	8,597	7,554	6,591
4	300,000	300,000	300,000	12,889	11,087	9,488	12,259	10,457	8,857
5	300,000	300,000	300,000	16,862	14,051	11,654	16,231	13,420	11,023
6	300,000	300,000	300,000	21,168	17,070	13,713	20,601	16,503	13,146
7	300,000	300,000	300,000	25,834	20,136	15,656	25,330	19,632	15,152
8	300,000	300,000	300,000	30,901	23,256	17,489	30,460	22,815	17,047
9	300,000	300,000	300,000	36,439	26,459	19,236	36,061	26,081	18,858
10	300,000	300,000	300,000	42,490	29,737	20,889	42,175	29,422	20,574
15	300,000	300,000	300,000	86,233	49,875	29,521	86,233	49,875	29,521
20	300,000	300,000	300,000	157,888	72,707	34,748	157,888	72,707	34,748
25	361,889	300,000	300,000	278,376	97,423	34,397	278,376	97,423	34,397
30	571,508	300,000	300,000	476,256	122,616	24,514	476,256	122,616	24,514
35	915,788	300,000	0	796,338	145,561	0	796,338	145,561	0
40	1,387,848	300,000	0	1,321,760	160,641	0	1,321,760	160,641	0
45	2,290,974	300,000	0	2,181,880	154,277	0	2,181,880	154,277	0
50	3,722,637	300,000	0	3,545,368	79,384	0	3,545,368	79,384	0
55	5,926,382	0	0	5,644,173	0	0	5,644,173	0	0
60	9,191,773	0	0	9,191,773	0	0	9,191,773	0	0
Age 100	13,842,113	0	0	13,842,113	0	0	13,842,113	0	0

Notes concerning this illustration:

(1)	Assumes that no policy loans have been made.
(2)

Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term rider, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3)	Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
(4)	Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
(5)

The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of

-1.61%, 4.29%, and 10.19%, respectively, during the first ten policy years, and -1.12%, 4.81%, and 10.74% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

IN1261 10/08	B - 7

THE UNION CENTRAL LIFE INSURANCE COMPANY
VARIABLE UNIVERSAL LIFE INSURANCE
MALE ISSUE AGE: 36 STANDARD NONTOBACCO VARIABLE INVESTMENT			EXECUTIVE EDGE $3,500 ANNUAL PREMIUM USING CURRENT CHARGES			$ 300,000 BASE DEATH BENEFIT OPTION B GUIDELINE PREMIUM TEST
	DEATH BENEFIT			ACCOUNT VALUE			CASH SURRENDER VALUE
END OF YEAR	Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of
	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross
1	303,242	303,057	302,873	3,242	3,057	2,873	2,612	2,427	2,242
2	306,672	306,108	305,566	6,672	6,108	5,566	6,042	5,477	4,935
3	310,317	309,158	308,088	10,317	9,158	8,088	9,686	8,528	7,458
4	314,186	312,197	310,432	14,186	12,197	10,432	13,556	11,566	9,802
5	318,314	315,233	312,610	18,314	15,233	12,610	17,684	14,603	11,979
6	322,709	318,252	314,608	22,709	18,252	14,608	22,142	17,684	14,041
7	327,430	321,282	316,460	27,430	21,282	16,460	26,926	20,777	15,956
8	332,498	324,310	318,155	32,498	24,310	18,155	32,057	23,869	17,714
9	338,040	327,428	319,783	38,040	27,428	19,783	37,662	27,050	19,405
10	344,092	330,627	321,334	44,092	30,627	21,334	43,777	30,312	21,019
15	389,249	351,843	330,976	89,249	51,843	30,976	89,249	51,843	30,976
20	465,843	379,841	341,068	165,843	79,841	41,068	165,843	79,841	41,068
25	589,992	412,254	347,992	289,992	112,254	47,992	289,992	112,254	47,992
30	791,025	448,206	350,140	491,025	148,206	50,140	491,025	148,206	50,140
35	1,116,760	485,658	345,177	816,760	185,658	45,177	816,760	185,658	45,177
40	1,645,160	520,491	329,564	1,345,160	220,491	29,564	1,345,160	220,491	29,564
45	2,503,350	544,848	0	2,203,350	244,848	0	2,203,350	244,848	0
50	3,899,886	545,517	0	3,599,886	245,517	0	3,599,886	245,517	0
55	6,178,055	501,451	0	5,878,055	201,451	0	5,878,055	201,451	0
60	9,914,266	385,536	0	9,614,266	85,536	0	9,614,266	85,536	0
Age 100	14,585,077	0	0	14,285,077	0	0	14,285,077	0	0

Notes concerning this illustration:

(1)	Assumes that no policy loans have been made.
(2)

Current values reflect applicable Premium Expense Charges, current cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term Rider, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3)	Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
(4)	Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
(5)

The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of

-1.61%, 4.29%, and 10.19%, respectively, during the first ten policy years, and -1.12%, 4.81%, and 10.74% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

IN1261 10/08	B - 8

THE UNION CENTRAL LIFE INSURANCE COMPANY
VARIABLE UNIVERSAL LIFE INSURANCE
MALE ISSUE AGE: 36 STANDARD NONTOBACCO VARIABLE INVESTMENT			EXECUTIVE EDGE $3,500 ANNUAL PREMIUM USING GUARANTEED CHARGES				$ 300,000 BASE DEATH BENEFIT OPTION B GUIDELINE PREMIUM TEST
	DEATH BENEFIT			ACCOUNT VALUE			CASH SURRENDER VALUE
END OF YEAR	Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of
	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross
1	302,713	302,546	302,380	2,713	2,546	2,380	2,082	1,916	1,749
2	305,767	305,264	304,782	5,767	5,264	4,782	5,137	4,634	4,152
3	309,018	307,988	307,038	9,018	7,988	7,038	8,387	7,358	6,408
4	312,465	310,698	309,131	12,465	10,698	9,131	11,835	10,068	8,501
5	316,127	313,391	311,061	16,127	13,391	11,061	15,497	12,760	10,431
6	320,014	316,056	312,822	20,014	16,056	12,822	19,447	15,489	12,255
7	324,163	318,705	314,427	24,163	18,705	14,427	23,659	18,201	13,923
8	328,578	321,315	315,859	28,578	21,315	15,859	28,137	20,874	15,418
9	333,374	323,971	317,203	33,374	23,971	17,203	32,996	23,592	16,825
10	338,577	326,661	318,449	38,577	26,661	18,449	38,262	26,346	18,134
15	377,985	345,004	326,651	77,985	45,004	26,651	77,985	45,004	26,651
20	439,100	364,245	330,943	139,100	64,245	30,943	139,100	64,245	30,943
25	532,882	381,581	328,904	232,882	81,581	28,904	232,882	81,581	28,904
30	675,562	391,644	316,614	375,562	91,644	16,614	375,562	91,644	16,614
35	890,189	384,181	0	590,189	84,181	0	590,189	84,181	0
40	1,208,446	340,068	0	908,446	40,068	0	908,446	40,068	0
45	1,674,496	0	0	1,374,496	0	0	1,374,496	0	0
50	2,353,021	0	0	2,053,021	0	0	2,053,021	0	0
55	3,333,740	0	0	3,033,740	0	0	3,033,740	0	0
60	4,762,914	0	0	4,462,914	0	0	4,462,914	0	0
Age 100	5,937,284	0	0	5,637,284	0	0	5,637,284	0	0

Notes concerning this illustration:

(1)	Assumes that no policy loans have been made.
(2)

Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term rider, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3)	Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
(4)	Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
(5)

The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of

-1.61%, 4.29%, and 10.19%, respectively, during the first ten policy years, and -1.12%, 4.81%, and 10.74% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

IN1261 10/08	B - 9